S000005599 [Member] Investment Objectives and Goals - Wilmington New York Municipal Bond Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WILMINGTON NEW YORK MUNICIPAL BOND FUND SUMMARY
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.